LOSS PER SHARE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Share option awards	780,058	1,585,880	1,266,900
Share option exercisable recapitalized		1,943	1,545
Preferred shares			3,000
Preferred shares - post-recapitalization	1,861,766	2,460,000	2,460,000
Convertible loan	$ 4,350,000	$ 3,350,000	$ 3,250,000